Accounts payable - Schedule of Accounts Payable (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Accounts Payable [Abstract]
Accounts payable to trade suppliers	$ 2,895,011	$ 3,055,063
Accounts payable	$ 2,895,011	$ 3,055,063